SIGNIFICANT ACCOUNTING POLICIES (Schedule of the corrections on Company's consolidated statements of comprehensive loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenue	$ 46,643	$ 37,853	$ 30,401
Research and development	36,655	33,880	34,622
Selling and marketing	68,497	59,341	57,449
General and administrative	38,697	32,062	27,745	[1]
Total Costs and Expenses	501,324	628,865	532,840
Income from Operations	(3,038)	114,290	107,416
Income before Taxes on income	15,482	135,241	111,918
Net Income	$ 12,614	$ 114,963	$ 97,479
Net Earnings per Share - Basic:	$ 0.27	$ 2.44	$ 2.17
Net Earnings per Share - Diluted:	$ 0.25	$ 2.3	$ 2.03
Previously Reported [Member]
Cost of revenue		$ 37,830	$ 30,404
Research and development		33,066	34,424
Selling and marketing		57,991	56,014
General and administrative		31,799	27,629
Total Costs and Expenses		626,415	531,094
Income from Operations		116,740	109,162
Income before Taxes on income		137,691	113,664
Net Income		$ 117,413	$ 99,225
Net Earnings per Share - Basic:		$ 2.49	$ 2.21
Net Earnings per Share - Diluted:		$ 2.34	$ 2.06
Revision of Prior Period, Adjustment [Member]
Cost of revenue		$ 23	$ (3)
Research and development		814	198
Selling and marketing		1,350	1,435
General and administrative		263	116
Total Costs and Expenses		2,450	1,746
Income from Operations		(2,450)	(1,746)
Income before Taxes on income		(2,450)	(1,746)
Net Income		$ (2,450)	$ (1,746)
Net Earnings per Share - Basic:		$ (0.05)	$ (0.04)
Net Earnings per Share - Diluted:		$ (0.04)	$ (0.04)

[1]	Reflects reclassification in the amounts of $3,816 in 2022, that were incurred in connection with an acquisition from general and administrative to change in fair value of contingent consideration.